Fidelity Blue Chip Value Fund
Fund Summary Fund: Fidelity® Blue Chip Value Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Blue Chip Value Fund Class: Fidelity Blue Chip Value Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity Blue Chip Value Fund Class: Fidelity Blue Chip Value Fund
Management fee	[1]	0.38%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.37%
Total annual fund operating expenses		0.75%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Blue Chip Value Fund Class: Fidelity Blue Chip Value Fund
1 year	77
3 years	240
5 years	417
10 years	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.88%	September 30, 2009
Lowest Quarter Return	-25.14%	December 31, 2008
Year-to-Date Return	5.27%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Fidelity Blue Chip Value Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Return Before Taxes Class: Fidelity Blue Chip Value Fund	10.05%	(1.36%)	3.70%	[1]	Jun 17, 2003
Return After Taxes on Distributions Class: Fidelity Blue Chip Value Fund	9.82%	(1.86%)	3.27%	[1]	Jun 17, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Blue Chip Value Fund	6.81%	(1.15%)	3.19%	[1]	Jun 17, 2003
Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	5.48%	[1]	Jun 17, 2003
[1]	From June 17, 2003.

Retail | Fidelity Blue Chip Growth Fund
Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/Fidelity Blue Chip Growth Fund
Investment Objective
The fund seeks growth of capital over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Blue Chip Growth Fund Class: Fidelity Blue Chip Growth Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Blue Chip Growth Fund Class: Fidelity Blue Chip Growth Fund
Management fee	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.24%
Total annual operating expenses		0.94%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Blue Chip Growth Fund Class: Fidelity Blue Chip Growth Fund
1 year	96
3 years	300
5 years	520
10 years	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.46%	September 30, 2009
Lowest Quarter Return	-24.75%	December 31, 2008
Year-to-Date Return	6.31%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Blue Chip Growth Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Blue Chip Growth Fund	19.61%	4.67%	0.77%
Return After Taxes on Distributions Class: Fidelity Blue Chip Growth Fund	19.59%	4.12%	0.46%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Blue Chip Growth Fund	12.76%	3.96%	0.61%
Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Retail | Fidelity Dividend Growth Fund
Fund Summary Fund/Class: Fidelity® Dividend Growth Fund/Fidelity Dividend Growth Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Dividend Growth Fund Class: Fidelity Dividend Growth Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Dividend Growth Fund Class: Fidelity Dividend Growth Fund
Management fee	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.23%
Total annual operating expenses		0.93%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Dividend Growth Fund Class: Fidelity Dividend Growth Fund
1 year	95
3 years	296
5 years	515
10 years	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Normally investing primarily in companies that pay dividends or that Fidelity Management & Research Company (FMR) believes have the potential to pay dividends in the future.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.03%	June 30, 2009
Lowest Quarter Return	-26.75%	December 31, 2008
Year-to-Date Return	4.12%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Dividend Growth Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Dividend Growth Fund	21.19%	3.89%	2.28%
Return After Taxes on Distributions Class: Fidelity Dividend Growth Fund	21.03%	3.25%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Dividend Growth Fund	13.95%	3.27%	1.85%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Retail | Fidelity Growth & Income Portfolio
Fund Summary Fund/Class: Fidelity® Growth & Income Portfolio/Fidelity Growth & Income Portfolio
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Growth & Income Portfolio Class: Fidelity Growth & Income Portfolio
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Growth & Income Portfolio Class: Fidelity Growth & Income Portfolio
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.72%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Growth & Income Portfolio Class: Fidelity Growth & Income Portfolio
1 year	74
3 years	230
5 years	401
10 years	894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.62%	June 30, 2009
Lowest Quarter Return	-28.88%	December 31, 2008
Year-to-Date Return	4.46%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Growth & Income Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Growth & Income Portfolio	14.57%	(5.04%)	(2.58%)
Return After Taxes on Distributions Class: Fidelity Growth & Income Portfolio	14.48%	(6.09%)	(3.46%)
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Growth & Income Portfolio	9.58%	(3.99%)	(2.04%)
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Retail | Fidelity Leveraged Company Stock Fund
Fund Summary Fund/Class: Fidelity® Leveraged Company Stock Fund/Fidelity Leveraged Company Stock Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Leveraged Company Stock Fund Class: Fidelity Leveraged Company Stock Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Leveraged Company Stock Fund Class: Fidelity Leveraged Company Stock Fund
Management fee	0.61%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.85%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Leveraged Company Stock Fund Class: Fidelity Leveraged Company Stock Fund
1 year	87
3 years	271
5 years	471
10 years	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	44.06%	June 30, 2003
Lowest Quarter Return	-37.27%	December 31, 2008
Year-to-Date Return	5.84%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Leveraged Company Stock Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Leveraged Company Stock Fund	24.51%	4.60%	13.81%
Return After Taxes on Distributions Class: Fidelity Leveraged Company Stock Fund	24.43%	4.17%	13.23%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Leveraged Company Stock Fund	16.02%	3.93%	12.26%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Credit Suisse Leveraged Equity Index (reflects no deduction for fees, expenses, or taxes)	24.85%	1.79%	2.84%

Retail | Fidelity OTC Portfolio
Fund Summary Fund/Class: Fidelity® OTC Portfolio/Fidelity OTC Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity OTC Portfolio Class: Fidelity OTC Portfolio
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity OTC Portfolio Class: Fidelity OTC Portfolio
Management fee	[1]	0.71%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.23%
Total annual operating expenses		0.94%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity OTC Portfolio Class: Fidelity OTC Portfolio
1 year	96
3 years	300
5 years	520
10 years	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 158% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets.
  Investing more than 25% of total assets in the technology sector.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.93%	December 31, 2001
Lowest Quarter Return	-31.96%	September 30, 2001
Year-to-Date Return	8.76%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity OTC Portfolio	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity OTC Portfolio	20.14%	7.77%	3.08%
Return After Taxes on Distributions Class: Fidelity OTC Portfolio	20.14%	7.77%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity OTC Portfolio	13.09%	6.74%	2.66%
Nasdaq Composite�� Index (reflects no deduction for fees, expenses, or taxes)	18.15%	4.72%	1.42%

Retail | Fidelity Real Estate Income Fund
Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Real Estate Income Fund
Investment Objective
The fund seeks higher than average income.
As a secondary objective, the fund also seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Real Estate Income Fund Class: Fidelity Real Estate Income Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Real Estate Income Fund Class: Fidelity Real Estate Income Fund
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Real Estate Income Fund Class: Fidelity Real Estate Income Fund
1 year	94
3 years	293
5 years	509
10 years	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Real Estate Income Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Return Before Taxes Class: Fidelity Real Estate Income Fund	18.81%	4.69%	7.25%	[1]	Feb 4, 2003
Return After Taxes on Distributions Class: Fidelity Real Estate Income Fund	17.50%	3.59%	6.04%	[1]	Feb 4, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Real Estate Income Fund	12.91%	3.80%	5.98%	[1]	Feb 4, 2003
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	7.23%	[1]	Feb 4, 2003
Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)	19.69%	7.31%	8.54%	[1]	Feb 4, 2003
[1]	From February 4, 2003.

F | Fidelity Blue Chip Growth Fund
Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/F
Investment Objective
The fund seeks growth of capital over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class F
Management fee	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Total annual operating expenses		0.72%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class F
1 year	74
3 years	230
5 years	401
10 years	894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.87%	December 31, 2010
Lowest Quarter Return	-12.28%	June 30, 2010
Year-to-Date Return	6.42%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the period ended
December 31, 2010

Average Annual Total Returns F Fidelity Blue Chip Growth Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Blue Chip Growth Fund - Class F	19.88%	34.70%	[1]	Jun 26, 2009
Return After Taxes on Distributions Fidelity Blue Chip Growth Fund - Class F	19.82%	34.58%	[1]	Jun 26, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Blue Chip Growth Fund - Class F	12.99%	29.79%	[1]	Jun 26, 2009
Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	26.93%	[1]	Jun 26, 2009
[1]	From June 26, 2009.

F | Fidelity Series Small Cap Opportunities Fund
Fund Summary Fund/Class: Fidelity® Series Small Cap Opportunities Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Fidelity Series Small Cap Opportunities Fund Fidelity Series Small Cap Opportunities Fund - Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Series Small Cap Opportunities Fund Fidelity Series Small Cap Opportunities Fund - Class F
Management fee	[1]	0.85%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.04%
Total annual operating expenses		0.89%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Fidelity Series Small Cap Opportunities Fund Fidelity Series Small Cap Opportunities Fund - Class F
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.00%	December 31, 2010
Lowest Quarter Return	-8.84%	June 30, 2010
Year-to-Date Return	7.44%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns F Fidelity Series Small Cap Opportunities Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Series Small Cap Opportunities Fund - Class F	33.22%	44.72%	[1]	Jun 26, 2009
Return After Taxes on Distributions Fidelity Series Small Cap Opportunities Fund - Class F	33.14%	44.66%	[1]	Jun 26, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Series Small Cap Opportunities Fund - Class F	21.70%	38.51%	[1]	Jun 26, 2009
Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)	26.85%	33.93%	[1]	Jun 26, 2009
[1]	From June 26, 2009.

F | Fidelity Small Cap Growth Fund
Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	F Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Class F
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Class F
Management fee	[1]	0.64%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.06%
Total annual operating expenses		0.70%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Class F
1 year	72
3 years	224
5 years	390
10 years	871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.47%	December 31, 2010
Lowest Quarter Return	-9.36%	June 30, 2010
Year-to-Date Return	9.02%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns F Fidelity Small Cap Growth Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Growth Fund - Class F	26.96%	34.94%	[1]	Jun 26, 2009
Return After Taxes on Distributions Fidelity Small Cap Growth Fund - Class F	26.91%	34.91%	[1]	Jun 26, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Growth Fund - Class F	17.59%	30.02%	[1]	Jun 26, 2009
Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	33.45%	[1]	Jun 26, 2009
[1]	From June 26, 2009.

F | Fidelity Small Cap Value Fund
Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	F Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Class F
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Class F
Management fee	[1]	0.84%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.04%
Total annual operating expenses		0.88%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Class F
1 year	90
3 years	281
5 years	488
10 years	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.02%	December 31, 2010
Lowest Quarter Return	-8.38%	June 30, 2010
Year-to-Date Return	2.75%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns F Fidelity Small Cap Value Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Value Fund - Class F	25.40%	33.92%	[1]	Jun 26, 2009
Return After Taxes on Distributions Fidelity Small Cap Value Fund - Class F	25.05%	33.61%	[1]	Jun 26, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Value Fund - Class F	16.91%	29.08%	[1]	Jun 26, 2009
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	34.31%	[1]	Jun 26, 2009
[1]	From June 26, 2009.

Retail | Fidelity International Real Estate Fund
Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity International Real Estate Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity International Real Estate Fund Class: Fidelity International Real Estate Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity International Real Estate Fund Class: Fidelity International Real Estate Fund
Management fee	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.46%
Total annual operating expenses	1.17%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity International Real Estate Fund Class: Fidelity International Real Estate Fund
1 year	119
3 years	372
5 years	644
10 years	1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.18%	June 30, 2009
Lowest Quarter Return	-24.32%	December 31, 2008
Year-to-Date Return	-0.53%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity International Real Estate Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class: Fidelity International Real Estate Fund	14.53%	0.18%	5.18%	[1]	Sep 8, 2004
Return After Taxes on Distributions Class: Fidelity International Real Estate Fund	12.20%	(1.74%)	3.34%	[1]	Sep 8, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity International Real Estate Fund	9.79%	(0.67%)	3.66%	[1]	Sep 8, 2004
MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	7.88%	2.63%	6.71%	[1]	Sep 8, 2004
FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)	14.83%	2.80%	7.96%	[1]	Sep 8, 2004
[1]	From September 8, 2004.

A T B C | Fidelity International Real Estate Fund
Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity Advisor® International Real Estate Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity International Real Estate Fund	Fidelity International Real Estate Fund - Class A		Fidelity International Real Estate Fund - Class T		Fidelity International Real Estate Fund - Class B		Fidelity International Real Estate Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity International Real Estate Fund	Fidelity International Real Estate Fund - Class A	Fidelity International Real Estate Fund - Class T	Fidelity International Real Estate Fund - Class B	Fidelity International Real Estate Fund - Class C
Management fee	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.46%	0.48%	0.46%	0.46%
Total annual operating expenses	1.42%	1.69%	2.17%	2.17%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity International Real Estate Fund (USD $)	Fidelity International Real Estate Fund - Class A	Fidelity International Real Estate Fund - Class T	Fidelity International Real Estate Fund - Class B	Fidelity International Real Estate Fund - Class C
1 year	711	516	720	320
3 years	998	864	979	679
5 years	1,307	1,236	1,364	1,164
10 years	2,179	2,278	2,224	2,503

Hold Shares
Expense Example, No Redemption A T B C Fidelity International Real Estate Fund (USD $)	Fidelity International Real Estate Fund - Class A	Fidelity International Real Estate Fund - Class T	Fidelity International Real Estate Fund - Class B	Fidelity International Real Estate Fund - Class C
1 year	711	516	220	220
3 years	998	864	679	679
5 years	1,307	1,236	1,164	1,164
10 years	2,179	2,278	2,224	2,503

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	35.25%	June 30, 2009
Lowest Quarter Return	-24.43%	December 31, 2008
Year-to-Date Return	-0.64%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity International Real Estate Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity International Real Estate Fund - Class A	7.68%	(11.78%)	[1]	Apr 4, 2007
Return Before Taxes Fidelity International Real Estate Fund - Class T	10.02%	(11.44%)	[1]	Apr 4, 2007
Return Before Taxes Fidelity International Real Estate Fund - Class B	8.47%	(11.63%)	[1]	Apr 4, 2007
Return Before Taxes Fidelity International Real Estate Fund - Class C	12.37%	(11.05%)	[1]	Apr 4, 2007
Return After Taxes on Distributions Fidelity International Real Estate Fund - Class A	5.55%	(13.30%)	[1]	Apr 4, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity International Real Estate Fund - Class A	5.32%	(10.37%)	[1]	Apr 4, 2007
MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	7.88%	(4.28%)	[1]	Apr 4, 2007
FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)	14.83%	(8.68%)	[1]	Apr 4, 2007
[1]	From April 4, 2007.

Inst | Fidelity International Real Estate Fund
Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity Advisor® International Real Estate Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity International Real Estate Fund Fidelity International Real Estate Fund - Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity International Real Estate Fund Fidelity International Real Estate Fund - Institutional Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.46%
Total annual operating expenses	1.17%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity International Real Estate Fund Fidelity International Real Estate Fund - Institutional Class
1 year	119
3 years	372
5 years	644
10 years	1,420

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.24%	June 30, 2009
Lowest Quarter Return	-24.37%	December 31, 2008
Year-to-Date Return	-0.53%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity International Real Estate Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity International Real Estate Fund - Institutional Class	14.56%	(10.14%)	[1]	Apr 4, 2007
Return After Taxes on Distributions Fidelity International Real Estate Fund - Institutional Class	12.22%	(11.72%)	[1]	Apr 4, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity International Real Estate Fund - Institutional Class	9.81%	(9.09%)	[1]	Apr 4, 2007
MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	7.88%	(4.28%)	[1]	Apr 4, 2007
FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)	14.83%	(8.68%)	[1]	Apr 4, 2007
[1]	From April 4, 2007.

K | Fidelity Blue Chip Growth Fund
Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/K
Investment Objective
The fund seeks growth of capital over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	K Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class K
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		K Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class K
Management fee	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.07%
Total annual operating expenses		0.77%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	K Fidelity Blue Chip Growth Fund Fidelity Blue Chip Growth Fund - Class K
1 year	79
3 years	246
5 years	428
10 years	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.55%	September 30, 2009
Lowest Quarter Return	-12.28%	June 30, 2010
Year-to-Date Return	6.40%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns K Fidelity Blue Chip Growth Fund	Past 1 year	Life of class		Inception Date
Fidelity Blue Chip Growth Fund - Class K	19.80%	4.65%	[1]	May 9, 2008
Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	1.18%	[1]	May 9, 2008
[1]	From May 9, 2008.

K | Fidelity Dividend Growth Fund
Fund Summary Fund/Class: Fidelity® Dividend Growth Fund/K
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	K Fidelity Dividend Growth Fund Fidelity Dividend Growth Fund - Class K
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		K Fidelity Dividend Growth Fund Fidelity Dividend Growth Fund - Class K
Management fee	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.08%
Total annual operating expenses		0.78%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	K Fidelity Dividend Growth Fund Fidelity Dividend Growth Fund - Class K
1 year	80
3 years	249
5 years	433
10 years	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Normally investing primarily in companies that pay dividends or that Fidelity Management & Research Company (FMR) believes have the potential to pay dividends in the future.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.17%	June 30, 2009
Lowest Quarter Return	-12.67%	June 30, 2010
Year-to-Date Return	4.22%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns K Fidelity Dividend Growth Fund	Past 1 year	Life of class		Inception Date
Fidelity Dividend Growth Fund - Class K	21.43%	4.13%	[1]	May 9, 2008
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(1.43%)	[1]	May 9, 2008
[1]	From May 9, 2008.

K | Fidelity Growth & Income Portfolio
Fund Summary Fund/Class: Fidelity® Growth & Income Portfolio/K
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	K Fidelity Growth & Income Portfolio Fidelity Growth & Income Portfolio - Class K
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	K Fidelity Growth & Income Portfolio Fidelity Growth & Income Portfolio - Class K
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.54%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	K Fidelity Growth & Income Portfolio Fidelity Growth & Income Portfolio - Class K
1 year	55
3 years	173
5 years	302
10 years	677

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.60%	June 30, 2009
Lowest Quarter Return	-12.93%	June 30, 2010
Year-to-Date Return	4.51%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns K Fidelity Growth & Income Portfolio	Past 1 year	Life of class		Inception Date
Fidelity Growth & Income Portfolio - Class K	14.82%	(10.40%)	[1]	May 9, 2008
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(1.43%)	[1]	May 9, 2008
[1]	From May 9, 2008.

K | Fidelity Leveraged Company Stock Fund
Fund Summary Fund/Class: Fidelity® Leveraged Company Stock Fund/K
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	K Fidelity Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund - Class K
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	K Fidelity Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund - Class K
Management fee	0.61%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.69%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	K Fidelity Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund - Class K
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.22%	June 30, 2009
Lowest Quarter Return	-12.06%	March 31, 2009
Year-to-Date Return	5.91%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns K Fidelity Leveraged Company Stock Fund	Past 1 year	Life of class		Inception Date
Fidelity Leveraged Company Stock Fund - Class K	24.76%	(5.50%)	[1]	May 9, 2008
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(1.43%)	[1]	May 9, 2008
Credit Suisse Leveraged Equity Index (reflects no deduction for fees, expenses, or taxes)	24.85%	(5.12%)	[1]	May 9, 2008
[1]	From May 9, 2008.

K | Fidelity OTC Portfolio
Fund Summary Fund/Class: Fidelity® OTC Portfolio/K
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	K Fidelity OTC Portfolio Fidelity OTC Portfolio - Class K
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		K Fidelity OTC Portfolio Fidelity OTC Portfolio - Class K
Management fee	[1]	0.71%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.09%
Total annual operating expenses		0.80%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	K Fidelity OTC Portfolio Fidelity OTC Portfolio - Class K
1 year	82
3 years	255
5 years	444
10 years	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 158% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets.
  Investing more than 25% of total assets in the technology sector.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.55%	June 30, 2009
Lowest Quarter Return	-12.51%	June 30, 2010
Year-to-Date Return	8.82%	June 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns K Fidelity OTC Portfolio	Past 1 year	Life of class		Inception Date
Fidelity OTC Portfolio - Class K	20.34%	5.60%	[1]	May 9, 2008
Nasdaq Composite�� Index (reflects no deduction for fees, expenses, or taxes)	18.15%	4.18%	[1]	May 9, 2008
[1]	From May 9, 2008.

A T C | Fidelity Real Estate Income Fund
Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund A, T, C
Investment Objective
The fund seeks higher than average income.
As a secondary objective, the fund also seeks capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund - Class A		Fidelity Real Estate Income Fund - Class T		Fidelity Real Estate Income Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%
Other expenses	0.32%	0.35%	0.33%
Total annual operating expenses	1.13%	1.16%	1.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Real Estate Income Fund (USD $)	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
1 year	511	513	292
3 years	745	754	594
5 years	997	1,013	1,021
10 years	1,720	1,753	2,212

Hold Shares
Expense Example, No Redemption A T C Fidelity Real Estate Income Fund (USD $)	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
1 year	511	513	192
3 years	745	754	594
5 years	997	1,013	1,021
10 years	1,720	1,753	2,212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[1]

During the periods shown in the chart for Fidelity Real Estate Income Fund:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Real Estate Income Fund	Past 1 year		Past 5 years		Life of fund		Inception Date
Return Before Taxes	18.81%	[1]	4.69%	[1]	7.25%	[2],[1]	Feb 4, 2003
Return After Taxes on Distributions	17.50%	[1]	3.59%	[1]	6.04%	[2],[1]	Feb 4, 2003
Return After Taxes on Distributions and Sale of Fund Shares	12.91%	[1]	3.80%	[1]	5.98%	[2],[1]	Feb 4, 2003
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%		2.29%		7.23%	[2]	Feb 4, 2003
Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)	19.69%		7.31%		8.54%	[2]	Feb 4, 2003
[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.
[2]	From February 4, 2003.

[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.

Inst | Fidelity Real Estate Income Fund
Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund Institutional
Investment Objective
The fund seeks higher than average income.
As a secondary objective, the fund also seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity Real Estate Income Fund Fidelity Real Estate Income Fund - Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity Real Estate Income Fund Fidelity Real Estate Income Fund - Institutional Class
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Real Estate Income Fund Fidelity Real Estate Income Fund - Institutional Class
1 year	91
3 years	284
5 years	493
10 years	1,096

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[1]

During the periods shown in the chart for Fidelity Real Estate Income Fund:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Real Estate Income Fund	Past 1 year		Past 5 years		Life of fund		Inception Date
Return Before Taxes	18.81%	[1]	4.69%	[1]	7.25%	[2],[1]	Feb 4, 2003
Return After Taxes on Distributions	17.50%	[1]	3.59%	[1]	6.04%	[2],[1]	Feb 4, 2003
Return After Taxes on Distributions and Sale of Fund Shares	12.91%	[1]	3.80%	[1]	5.98%	[2],[1]	Feb 4, 2003
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	15.06%		2.29%		7.23%	[2],[1]	Feb 4, 2003
Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)	19.69%		7.31%		8.54%	[2],[1]	Feb 4, 2003
[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Institutional Class has higher expenses.
[2]	From February 4, 2003.

[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Institutional Class has higher expenses.

Retail | Fidelity Series Small Cap Opportunities Fund
Fund Summary Fund/Class: Fidelity® Series Small Cap Opportunities Fund/Fidelity Series Small Cap Opportunities Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Series Small Cap Opportunities Fund Class: Fidelity Series Small Cap Opportunities Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Series Small Cap Opportunities Fund Class: Fidelity Series Small Cap Opportunities Fund
Management fee	[1]	0.85%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.25%
Total annual operating expenses		1.10%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Series Small Cap Opportunities Fund Class: Fidelity Series Small Cap Opportunities Fund
1 year	112
3 years	350
5 years	606
10 years	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.60%	June 30, 2009
Lowest Quarter Return	-24.87%	December 31, 2008
Year-to-Date Return	7.37%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Series Small Cap Opportunities Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class: Fidelity Series Small Cap Opportunities Fund	32.91%	2.55%	[1]	Mar 22, 2007
Return After Taxes on Distributions Class: Fidelity Series Small Cap Opportunities Fund	32.84%	2.49%	[1]	Mar 22, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Series Small Cap Opportunities Fund	21.48%	2.16%	[1]	Mar 22, 2007
Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)	26.85%	0.59%	[1]	Mar 22, 2007
[1]	From March 22, 2007.

Fidelity Small Cap Growth Fund
Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Small Cap Growth Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Small Cap Growth Fund Class: Fidelity Small Cap Growth Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Small Cap Growth Fund Class: Fidelity Small Cap Growth Fund
Management fee	[1]	0.64%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.31%
Total annual operating expenses		0.95%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Small Cap Growth Fund Class: Fidelity Small Cap Growth Fund
1 year	97
3 years	303
5 years	525
10 years	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.95%	June 30, 2009
Lowest Quarter Return	-27.58%	December 31, 2008
Year-to-Date Return	8.92%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Small Cap Growth Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class: Fidelity Small Cap Growth Fund	26.55%	5.66%	9.17%	[1]	Nov 3, 2004
Return After Taxes on Distributions Class: Fidelity Small Cap Growth Fund	26.52%	5.23%	8.74%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Small Cap Growth Fund	17.30%	4.68%	7.81%	[1]	Nov 3, 2004
Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	6.61%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

Fidelity Small Cap Value Fund
Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Small Cap Value Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Small Cap Value Fund Class: Fidelity Small Cap Value Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Retail Fidelity Small Cap Value Fund Class: Fidelity Small Cap Value Fund
Management fee	[1]	0.84%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.29%
Total annual operating expenses		1.13%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Small Cap Value Fund Class: Fidelity Small Cap Value Fund
1 year	115
3 years	359
5 years	622
10 years	1,375

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.31%	June 30, 2009
Lowest Quarter Return	-22.23%	December 31, 2008
Year-to-Date Return	2.63%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Small Cap Value Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class: Fidelity Small Cap Value Fund	25.08%	6.85%	10.29%	[1]	Nov 3, 2004
Return After Taxes on Distributions Class: Fidelity Small Cap Value Fund	24.78%	6.39%	9.74%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Small Cap Value Fund	16.64%	5.80%	8.82%	[1]	Nov 3, 2004
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	5.14%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

A T B C | Fidelity Small Cap Value Fund
Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Advisor® Small Cap Value Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Small Cap Value Fund	Fidelity Small Cap Value Fund - Class A		Fidelity Small Cap Value Fund - Class T		Fidelity Small Cap Value Fund - Class B		Fidelity Small Cap Value Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Small Cap Value Fund		Fidelity Small Cap Value Fund - Class A	Fidelity Small Cap Value Fund - Class T	Fidelity Small Cap Value Fund - Class B	Fidelity Small Cap Value Fund - Class C
Management fee	[1]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.35%	0.36%	0.36%	0.34%
Total annual operating expenses		1.44%	1.70%	2.20%	2.18%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Small Cap Value Fund (USD $)	Fidelity Small Cap Value Fund - Class A	Fidelity Small Cap Value Fund - Class T	Fidelity Small Cap Value Fund - Class B	Fidelity Small Cap Value Fund - Class C
1 year	713	517	723	321
3 years	1,004	867	988	682
5 years	1,317	1,241	1,380	1,169
10 years	2,200	2,288	2,252	2,513

Hold Shares
Expense Example, No Redemption A T B C Fidelity Small Cap Value Fund (USD $)	Fidelity Small Cap Value Fund - Class A	Fidelity Small Cap Value Fund - Class T	Fidelity Small Cap Value Fund - Class B	Fidelity Small Cap Value Fund - Class C
1 year	713	517	223	221
3 years	1,004	867	688	682
5 years	1,317	1,241	1,180	1,169
10 years	2,200	2,288	2,252	2,513

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	25.25%	June 30, 2009
Lowest Quarter Return	-22.34%	December 31, 2008
Year-to-Date Return	2.45%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Small Cap Value Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Value Fund - Class A	17.59%	5.32%	8.94%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Value Fund - Class T	20.05%	5.57%	9.09%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Value Fund - Class B	18.80%	5.45%	9.17%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Value Fund - Class C	22.73%	5.77%	9.17%	[1]	Nov 3, 2004
Return After Taxes on Distributions Fidelity Small Cap Value Fund - Class A	17.35%	4.90%	8.43%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Value Fund - Class A	11.72%	4.48%	7.62%	[1]	Nov 3, 2004
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	5.14%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

Inst | Fidelity Small Cap Value Fund
Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Advisor® Small Cap Value Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Institutional Class
Management fee	[1]	0.84%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.26%
Total annual operating expenses		1.10%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Small Cap Value Fund Fidelity Small Cap Value Fund - Institutional Class
1 year	112
3 years	350
5 years	606
10 years	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.40%	June 30, 2009
Lowest Quarter Return	-22.22%	December 31, 2008
Year-to-Date Return	2.62%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Small Cap Value Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Value Fund - Institutional Class	25.15%	6.91%	10.33%	[1]	Nov 3, 2004
Return After Taxes on Distributions Fidelity Small Cap Value Fund - Institutional Class	24.84%	6.45%	9.78%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Value Fund - Institutional Class	16.71%	5.85%	8.85%	[1]	Nov 3, 2004
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	5.14%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

A T B C | Fidelity Small Cap Growth Fund
Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Advisor® Small Cap Growth Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Small Cap Growth Fund	Fidelity Small Cap Growth Fund - Class A		Fidelity Small Cap Growth Fund - Class T		Fidelity Small Cap Growth Fund - Class B		Fidelity Small Cap Growth Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Small Cap Growth Fund		Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
Management fee	[1]	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.36%	0.36%	0.36%	0.36%
Total annual operating expenses		1.25%	1.50%	2.00%	2.00%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Small Cap Growth Fund (USD $)	Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
1 year	695	497	703	303
3 years	949	807	927	627
5 years	1,222	1,140	1,278	1,078
10 years	1,999	2,078	2,043	2,327

Hold Shares
Expense Example, No Redemption A T B C Fidelity Small Cap Growth Fund (USD $)	Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
1 year	695	497	203	203
3 years	949	807	627	627
5 years	1,222	1,140	1,078	1,078
10 years	1,999	2,078	2,043	2,327

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	23.91%	June 30, 2009
Lowest Quarter Return	-27.68%	December 31, 2008
Year-to-Date Return	8.70%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Small Cap Growth Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Growth Fund - Class A	19.02%	4.13%	7.83%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class T	21.53%	4.38%	7.98%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class B	20.33%	4.25%	8.05%	[1]	Nov 3, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class C	24.29%	4.59%	8.05%	[1]	Nov 3, 2004
Return After Taxes on Distributions Fidelity Small Cap Growth Fund - Class A	19.01%	3.73%	7.43%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Growth Fund - Class A	12.38%	3.36%	6.63%	[1]	Nov 3, 2004
Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	6.61%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

Inst | Fidelity Small Cap Growth Fund
Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Advisor® Small Cap Growth Fund Institutional
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Institutional Class
Management fee	[1]	0.64%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.30%
Total annual operating expenses		0.94%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Small Cap Growth Fund Fidelity Small Cap Growth Fund - Institutional Class
1 year	96
3 years	300
5 years	520
10 years	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.92%	June 30, 2009
Lowest Quarter Return	-27.62%	December 31, 2008
Year-to-Date Return	8.91%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Small Cap Growth Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Growth Fund - Institutional Class	26.59%	5.73%	9.21%	[1]	Nov 3, 2004
Return After Taxes on Distributions Fidelity Small Cap Growth Fund - Institutional Class	26.56%	5.29%	8.77%	[1]	Nov 3, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Growth Fund - Institutional Class	17.33%	4.73%	7.84%	[1]	Nov 3, 2004
Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	6.61%	[1]	Nov 3, 2004
[1]	From November 3, 2004.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000754510
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 29, 2011
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Fidelity Blue Chip Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® Blue Chip Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.88%	September 30, 2009
Lowest Quarter Return	-25.14%	December 31, 2008
Year-to-Date Return	5.27%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Fidelity Blue Chip Value Fund | Class: Fidelity Blue Chip Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	14.36%
2005	rr_AnnualReturn2005	10.06%
2006	rr_AnnualReturn2006	15.34%
2007	rr_AnnualReturn2007	4.36%
2008	rr_AnnualReturn2008	(44.83%)
2009	rr_AnnualReturn2009	27.78%
2010	rr_AnnualReturn2010	10.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Fidelity Blue Chip Value Fund | Return Before Taxes | Class: Fidelity Blue Chip Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Value Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.05%
Past 5 years	rr_AverageAnnualReturnYear05	(1.36%)
Life of class	rr_AverageAnnualReturnSinceInception	3.70%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2003
Fidelity Blue Chip Value Fund | Return After Taxes on Distributions | Class: Fidelity Blue Chip Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	9.82%
Past 5 years	rr_AverageAnnualReturnYear05	(1.86%)
Life of class	rr_AverageAnnualReturnSinceInception	3.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2003
Fidelity Blue Chip Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Blue Chip Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	6.81%
Past 5 years	rr_AverageAnnualReturnYear05	(1.15%)
Life of class	rr_AverageAnnualReturnSinceInception	3.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2003
Fidelity Blue Chip Value Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.51%
Past 5 years	rr_AverageAnnualReturnYear05	1.28%
Life of class	rr_AverageAnnualReturnSinceInception	5.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2003
Retail | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/Fidelity Blue Chip Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks growth of capital over the long term.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.46%	September 30, 2009
Lowest Quarter Return	-24.75%	December 31, 2008
Year-to-Date Return	6.31%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Blue Chip Growth Fund | Class: Fidelity Blue Chip Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(16.55%)
2002	rr_AnnualReturn2002	(25.32%)
2003	rr_AnnualReturn2003	24.80%
2004	rr_AnnualReturn2004	6.26%
2005	rr_AnnualReturn2005	4.03%
2006	rr_AnnualReturn2006	5.54%
2007	rr_AnnualReturn2007	11.83%
2008	rr_AnnualReturn2008	(38.60%)
2009	rr_AnnualReturn2009	44.96%
2010	rr_AnnualReturn2010	19.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Blue Chip Growth Fund | Return Before Taxes | Class: Fidelity Blue Chip Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Growth Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	19.61%
Past 5 years	rr_AverageAnnualReturnYear05	4.67%
Past 10 years	rr_AverageAnnualReturnYear10	0.77%
Retail | Fidelity Blue Chip Growth Fund | Return After Taxes on Distributions | Class: Fidelity Blue Chip Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	19.59%
Past 5 years	rr_AverageAnnualReturnYear05	4.12%
Past 10 years	rr_AverageAnnualReturnYear10	0.46%
Retail | Fidelity Blue Chip Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Blue Chip Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Blue Chip Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.76%
Past 5 years	rr_AverageAnnualReturnYear05	3.96%
Past 10 years	rr_AverageAnnualReturnYear10	0.61%
Retail | Fidelity Blue Chip Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	16.71%
Past 5 years	rr_AverageAnnualReturnYear05	3.75%
Past 10 years	rr_AverageAnnualReturnYear10	0.02%
Retail | Fidelity Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Dividend Growth Fund/Fidelity Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Normally investing primarily in companies that pay dividends or that Fidelity Management & Research Company (FMR) believes have the potential to pay dividends in the future.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.03%	June 30, 2009
Lowest Quarter Return	-26.75%	December 31, 2008
Year-to-Date Return	4.12%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Dividend Growth Fund | Class: Fidelity Dividend Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.74%)
2002	rr_AnnualReturn2002	(20.44%)
2003	rr_AnnualReturn2003	23.36%
2004	rr_AnnualReturn2004	5.84%
2005	rr_AnnualReturn2005	3.50%
2006	rr_AnnualReturn2006	14.67%
2007	rr_AnnualReturn2007	1.11%
2008	rr_AnnualReturn2008	(42.96%)
2009	rr_AnnualReturn2009	51.00%
2010	rr_AnnualReturn2010	21.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.12%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Dividend Growth Fund | Return Before Taxes | Class: Fidelity Dividend Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Dividend Growth Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	21.19%
Past 5 years	rr_AverageAnnualReturnYear05	3.89%
Past 10 years	rr_AverageAnnualReturnYear10	2.28%
Retail | Fidelity Dividend Growth Fund | Return After Taxes on Distributions | Class: Fidelity Dividend Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Dividend Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	21.03%
Past 5 years	rr_AverageAnnualReturnYear05	3.25%
Past 10 years	rr_AverageAnnualReturnYear10	1.80%
Retail | Fidelity Dividend Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Dividend Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Dividend Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	13.95%
Past 5 years	rr_AverageAnnualReturnYear05	3.27%
Past 10 years	rr_AverageAnnualReturnYear10	1.85%
Retail | Fidelity Dividend Growth Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Past 10 years	rr_AverageAnnualReturnYear10	1.41%
Retail | Fidelity Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Growth & Income Portfolio/Fidelity Growth & Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.62%	June 30, 2009
Lowest Quarter Return	-28.88%	December 31, 2008
Year-to-Date Return	4.46%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Growth & Income Portfolio | Class: Fidelity Growth & Income Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.35%)
2002	rr_AnnualReturn2002	(18.08%)
2003	rr_AnnualReturn2003	19.01%
2004	rr_AnnualReturn2004	9.84%
2005	rr_AnnualReturn2005	2.71%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	0.74%
2008	rr_AnnualReturn2008	(50.89%)
2009	rr_AnnualReturn2009	23.05%
2010	rr_AnnualReturn2010	14.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Growth & Income Portfolio | Return Before Taxes | Class: Fidelity Growth & Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Growth & Income Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	14.57%
Past 5 years	rr_AverageAnnualReturnYear05	(5.04%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.58%)
Retail | Fidelity Growth & Income Portfolio | Return After Taxes on Distributions | Class: Fidelity Growth & Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Growth & Income Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	14.48%
Past 5 years	rr_AverageAnnualReturnYear05	(6.09%)
Past 10 years	rr_AverageAnnualReturnYear10	(3.46%)
Retail | Fidelity Growth & Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Growth & Income Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Growth & Income Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.58%
Past 5 years	rr_AverageAnnualReturnYear05	(3.99%)
Past 10 years	rr_AverageAnnualReturnYear10	(2.04%)
Retail | Fidelity Growth & Income Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Past 10 years	rr_AverageAnnualReturnYear10	1.41%
Retail | Fidelity Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Leveraged Company Stock Fund/Fidelity Leveraged Company Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	44.06%	June 30, 2003
Lowest Quarter Return	-37.27%	December 31, 2008
Year-to-Date Return	5.84%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity Leveraged Company Stock Fund | Class: Fidelity Leveraged Company Stock Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.23%
2002	rr_AnnualReturn2002	(1.77%)
2003	rr_AnnualReturn2003	96.31%
2004	rr_AnnualReturn2004	24.46%
2005	rr_AnnualReturn2005	17.47%
2006	rr_AnnualReturn2006	17.57%
2007	rr_AnnualReturn2007	17.90%
2008	rr_AnnualReturn2008	(54.53%)
2009	rr_AnnualReturn2009	59.56%
2010	rr_AnnualReturn2010	24.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Leveraged Company Stock Fund | Return Before Taxes | Class: Fidelity Leveraged Company Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Leveraged Company Stock Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	24.51%
Past 5 years	rr_AverageAnnualReturnYear05	4.60%
Past 10 years	rr_AverageAnnualReturnYear10	13.81%
Retail | Fidelity Leveraged Company Stock Fund | Return After Taxes on Distributions | Class: Fidelity Leveraged Company Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Leveraged Company Stock Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	24.43%
Past 5 years	rr_AverageAnnualReturnYear05	4.17%
Past 10 years	rr_AverageAnnualReturnYear10	13.23%
Retail | Fidelity Leveraged Company Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Leveraged Company Stock Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Leveraged Company Stock Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	16.02%
Past 5 years	rr_AverageAnnualReturnYear05	3.93%
Past 10 years	rr_AverageAnnualReturnYear10	12.26%
Retail | Fidelity Leveraged Company Stock Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Past 10 years	rr_AverageAnnualReturnYear10	1.41%
Retail | Fidelity Leveraged Company Stock Fund | Credit Suisse Leveraged Equity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Equity Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.85%
Past 5 years	rr_AverageAnnualReturnYear05	1.79%
Past 10 years	rr_AverageAnnualReturnYear10	2.84%
Retail | Fidelity OTC Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® OTC Portfolio/Fidelity OTC Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 158% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets.
  Investing more than 25% of total assets in the technology sector.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the technology sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	29.93%	December 31, 2001
Lowest Quarter Return	-31.96%	September 30, 2001
Year-to-Date Return	8.76%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity OTC Portfolio | Class: Fidelity OTC Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(24.07%)
2002	rr_AnnualReturn2002	(23.29%)
2003	rr_AnnualReturn2003	35.80%
2004	rr_AnnualReturn2004	8.12%
2005	rr_AnnualReturn2005	8.94%
2006	rr_AnnualReturn2006	9.45%
2007	rr_AnnualReturn2007	26.14%
2008	rr_AnnualReturn2008	(45.98%)
2009	rr_AnnualReturn2009	62.24%
2010	rr_AnnualReturn2010	20.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity OTC Portfolio | Return Before Taxes | Class: Fidelity OTC Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity OTC Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.14%
Past 5 years	rr_AverageAnnualReturnYear05	7.77%
Past 10 years	rr_AverageAnnualReturnYear10	3.08%
Retail | Fidelity OTC Portfolio | Return After Taxes on Distributions | Class: Fidelity OTC Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity OTC Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	20.14%
Past 5 years	rr_AverageAnnualReturnYear05	7.77%
Past 10 years	rr_AverageAnnualReturnYear10	3.06%
Retail | Fidelity OTC Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity OTC Portfolio
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity OTC Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	13.09%
Past 5 years	rr_AverageAnnualReturnYear05	6.74%
Past 10 years	rr_AverageAnnualReturnYear10	2.66%
Retail | Fidelity OTC Portfolio | Nasdaq Composite�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Nasdaq Composite® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	18.15%
Past 5 years	rr_AverageAnnualReturnYear05	4.72%
Past 10 years	rr_AverageAnnualReturnYear10	1.42%
Retail | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Real Estate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks higher than average income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund also seeks capital growth.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity Real Estate Income Fund | Class: Fidelity Real Estate Income Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	5.07%
2006	rr_AnnualReturn2006	11.72%
2007	rr_AnnualReturn2007	(6.45%)
2008	rr_AnnualReturn2008	(31.02%)
2009	rr_AnnualReturn2009	46.82%
2010	rr_AnnualReturn2010	18.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Real Estate Income Fund | Return Before Taxes | Class: Fidelity Real Estate Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	18.81%
Past 5 years	rr_AverageAnnualReturnYear05	4.69%
Life of class	rr_AverageAnnualReturnSinceInception	7.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Retail | Fidelity Real Estate Income Fund | Return After Taxes on Distributions | Class: Fidelity Real Estate Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	17.50%
Past 5 years	rr_AverageAnnualReturnYear05	3.59%
Life of class	rr_AverageAnnualReturnSinceInception	6.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Retail | Fidelity Real Estate Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Real Estate Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.91%
Past 5 years	rr_AverageAnnualReturnYear05	3.80%
Life of class	rr_AverageAnnualReturnSinceInception	5.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Retail | Fidelity Real Estate Income Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Life of class	rr_AverageAnnualReturnSinceInception	7.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Retail | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Real Estate Income Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	19.69%
Past 5 years	rr_AverageAnnualReturnYear05	7.31%
Life of class	rr_AverageAnnualReturnSinceInception	8.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Retail | Fidelity Series Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Series Small Cap Opportunities Fund/Fidelity Series Small Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.60%	June 30, 2009
Lowest Quarter Return	-24.87%	December 31, 2008
Year-to-Date Return	7.37%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity Series Small Cap Opportunities Fund | Class: Fidelity Series Small Cap Opportunities Fund
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(39.30%)
2009	rr_AnnualReturn2009	46.51%
2010	rr_AnnualReturn2010	32.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Series Small Cap Opportunities Fund | Return Before Taxes | Class: Fidelity Series Small Cap Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Small Cap Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	32.91%
Life of class	rr_AverageAnnualReturnSinceInception	2.55%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2007
Retail | Fidelity Series Small Cap Opportunities Fund | Return After Taxes on Distributions | Class: Fidelity Series Small Cap Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Small Cap Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	32.84%
Life of class	rr_AverageAnnualReturnSinceInception	2.49%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2007
Retail | Fidelity Series Small Cap Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Series Small Cap Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Small Cap Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	21.48%
Life of class	rr_AverageAnnualReturnSinceInception	2.16%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2007
Retail | Fidelity Series Small Cap Opportunities Fund | Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	26.85%
Life of class	rr_AverageAnnualReturnSinceInception	0.59%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2007
Retail | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.95%	June 30, 2009
Lowest Quarter Return	-27.58%	December 31, 2008
Year-to-Date Return	8.92%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity Small Cap Growth Fund | Class: Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	14.29%
2006	rr_AnnualReturn2006	13.20%
2007	rr_AnnualReturn2007	16.81%
2008	rr_AnnualReturn2008	(44.93%)
2009	rr_AnnualReturn2009	42.92%
2010	rr_AnnualReturn2010	26.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.92%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Small Cap Growth Fund | Return Before Taxes | Class: Fidelity Small Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Growth Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	26.55%
Past 5 years	rr_AverageAnnualReturnYear05	5.66%
Life of class	rr_AverageAnnualReturnSinceInception	9.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions | Class: Fidelity Small Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	26.52%
Past 5 years	rr_AverageAnnualReturnYear05	5.23%
Life of class	rr_AverageAnnualReturnSinceInception	8.74%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Small Cap Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Growth Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	17.30%
Past 5 years	rr_AverageAnnualReturnYear05	4.68%
Life of class	rr_AverageAnnualReturnSinceInception	7.81%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	29.09%
Past 5 years	rr_AverageAnnualReturnYear05	5.30%
Life of class	rr_AverageAnnualReturnSinceInception	6.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.31%	June 30, 2009
Lowest Quarter Return	-22.23%	December 31, 2008
Year-to-Date Return	2.63%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity Small Cap Value Fund | Class: Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,375
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	17.61%
2006	rr_AnnualReturn2006	15.65%
2007	rr_AnnualReturn2007	1.10%
2008	rr_AnnualReturn2008	(30.27%)
2009	rr_AnnualReturn2009	36.57%
2010	rr_AnnualReturn2010	25.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity Small Cap Value Fund | Return Before Taxes | Class: Fidelity Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	25.08%
Past 5 years	rr_AverageAnnualReturnYear05	6.85%
Life of class	rr_AverageAnnualReturnSinceInception	10.29%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Value Fund | Return After Taxes on Distributions | Class: Fidelity Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	24.78%
Past 5 years	rr_AverageAnnualReturnYear05	6.39%
Life of class	rr_AverageAnnualReturnSinceInception	9.74%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Small Cap Value Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	16.64%
Past 5 years	rr_AverageAnnualReturnYear05	5.80%
Life of class	rr_AverageAnnualReturnSinceInception	8.82%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.50%
Past 5 years	rr_AverageAnnualReturnYear05	3.52%
Life of class	rr_AverageAnnualReturnSinceInception	5.14%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Retail | Fidelity International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity International Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.18%	June 30, 2009
Lowest Quarter Return	-24.32%	December 31, 2008
Year-to-Date Return	-0.53%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Retail | Fidelity International Real Estate Fund | Class: Fidelity International Real Estate Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	644
10 years	rr_ExpenseExampleYear10	1,420
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	14.94%
2006	rr_AnnualReturn2006	42.87%
2007	rr_AnnualReturn2007	(8.25%)
2008	rr_AnnualReturn2008	(50.52%)
2009	rr_AnnualReturn2009	35.82%
2010	rr_AnnualReturn2010	14.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.53%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Retail | Fidelity International Real Estate Fund | Return Before Taxes | Class: Fidelity International Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity International Real Estate Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	14.53%
Past 5 years	rr_AverageAnnualReturnYear05	0.18%
Life of class	rr_AverageAnnualReturnSinceInception	5.18%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2004
Retail | Fidelity International Real Estate Fund | Return After Taxes on Distributions | Class: Fidelity International Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity International Real Estate Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.20%
Past 5 years	rr_AverageAnnualReturnYear05	(1.74%)
Life of class	rr_AverageAnnualReturnSinceInception	3.34%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2004
Retail | Fidelity International Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity International Real Estate Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity International Real Estate Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.79%
Past 5 years	rr_AverageAnnualReturnYear05	(0.67%)
Life of class	rr_AverageAnnualReturnSinceInception	3.66%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2004
Retail | Fidelity International Real Estate Fund | MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® (Europe, Australasia, Far East) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Past 5 years	rr_AverageAnnualReturnYear05	2.63%
Life of class	rr_AverageAnnualReturnSinceInception	6.71%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2004
Retail | Fidelity International Real Estate Fund | FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE® EPRASM/NAREIT® Developed ex North America Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	14.83%
Past 5 years	rr_AverageAnnualReturnYear05	2.80%
Life of class	rr_AverageAnnualReturnSinceInception	7.96%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2004
F | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks growth of capital over the long term.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.87%	December 31, 2010
Lowest Quarter Return	-12.28%	June 30, 2010
Year-to-Date Return	6.42%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the period ended
December 31, 2010

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
F | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund - Class F
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	19.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
F | Fidelity Blue Chip Growth Fund | Return Before Taxes | Fidelity Blue Chip Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	19.88%
Life of class	rr_AverageAnnualReturnSinceInception	34.70%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Blue Chip Growth Fund | Return After Taxes on Distributions | Fidelity Blue Chip Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	19.82%
Life of class	rr_AverageAnnualReturnSinceInception	34.58%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Blue Chip Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Blue Chip Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.99%
Life of class	rr_AverageAnnualReturnSinceInception	29.79%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Blue Chip Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	16.71%
Life of class	rr_AverageAnnualReturnSinceInception	26.93%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Series Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Series Small Cap Opportunities Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.00%	December 31, 2010
Lowest Quarter Return	-8.84%	June 30, 2010
Year-to-Date Return	7.44%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
F | Fidelity Series Small Cap Opportunities Fund | Fidelity Series Small Cap Opportunities Fund - Class F
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	33.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
F | Fidelity Series Small Cap Opportunities Fund | Return Before Taxes | Fidelity Series Small Cap Opportunities Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	33.22%
Life of class	rr_AverageAnnualReturnSinceInception	44.72%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Series Small Cap Opportunities Fund | Return After Taxes on Distributions | Fidelity Series Small Cap Opportunities Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	33.14%
Life of class	rr_AverageAnnualReturnSinceInception	44.66%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Series Small Cap Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Series Small Cap Opportunities Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	21.70%
Life of class	rr_AverageAnnualReturnSinceInception	38.51%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Series Small Cap Opportunities Fund | Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	26.85%
Life of class	rr_AverageAnnualReturnSinceInception	33.93%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.47%	December 31, 2010
Lowest Quarter Return	-9.36%	June 30, 2010
Year-to-Date Return	9.02%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
F | Fidelity Small Cap Growth Fund | Fidelity Small Cap Growth Fund - Class F
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	26.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
F | Fidelity Small Cap Growth Fund | Return Before Taxes | Fidelity Small Cap Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	26.96%
Life of class	rr_AverageAnnualReturnSinceInception	34.94%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions | Fidelity Small Cap Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	26.91%
Life of class	rr_AverageAnnualReturnSinceInception	34.91%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Small Cap Growth Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	17.59%
Life of class	rr_AverageAnnualReturnSinceInception	30.02%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	29.09%
Life of class	rr_AverageAnnualReturnSinceInception	33.45%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.02%	December 31, 2010
Lowest Quarter Return	-8.38%	June 30, 2010
Year-to-Date Return	2.75%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
F | Fidelity Small Cap Value Fund | Fidelity Small Cap Value Fund - Class F
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	25.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
F | Fidelity Small Cap Value Fund | Return Before Taxes | Fidelity Small Cap Value Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	25.40%
Life of class	rr_AverageAnnualReturnSinceInception	33.92%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Value Fund | Return After Taxes on Distributions | Fidelity Small Cap Value Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	25.05%
Life of class	rr_AverageAnnualReturnSinceInception	33.61%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Small Cap Value Fund - Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	16.91%
Life of class	rr_AverageAnnualReturnSinceInception	29.08%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
F | Fidelity Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.50%
Life of class	rr_AverageAnnualReturnSinceInception	34.31%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2009
A T B C | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Advisor® Small Cap Growth Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	23.91%	June 30, 2009
Lowest Quarter Return	-27.68%	December 31, 2008
Year-to-Date Return	8.70%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Fidelity Small Cap Growth Fund - Class A | A T B C | Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	949
5 years	rr_ExpenseExampleYear05	1,222
10 years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	695
3 years	rr_ExpenseExampleNoRedemptionYear03	949
5 years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	14.04%
2006	rr_AnnualReturn2006	12.82%
2007	rr_AnnualReturn2007	16.47%
2008	rr_AnnualReturn2008	(45.10%)
2009	rr_AnnualReturn2009	42.58%
2010	rr_AnnualReturn2010	26.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Fidelity Small Cap Growth Fund - Class T | A T B C | Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	497
3 years	rr_ExpenseExampleYear03	807
5 years	rr_ExpenseExampleYear05	1,140
10 years	rr_ExpenseExampleYear10	2,078
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	497
3 years	rr_ExpenseExampleNoRedemptionYear03	807
5 years	rr_ExpenseExampleNoRedemptionYear05	1,140
10 years	rr_ExpenseExampleNoRedemptionYear10	2,078
Fidelity Small Cap Growth Fund - Class B | A T B C | Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	703
3 years	rr_ExpenseExampleYear03	927
5 years	rr_ExpenseExampleYear05	1,278
10 years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 years	rr_ExpenseExampleNoRedemptionYear10	2,043
Fidelity Small Cap Growth Fund - Class C | A T B C | Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	2.00%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,078
10 years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 years	rr_ExpenseExampleNoRedemptionYear10	2,327
Fidelity Small Cap Growth Fund - Class A | A T B C | Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	19.02%
Past 5 years	rr_AverageAnnualReturnYear05	4.13%
Life of class	rr_AverageAnnualReturnSinceInception	7.83%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Class T | A T B C | Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	21.53%
Past 5 years	rr_AverageAnnualReturnYear05	4.38%
Life of class	rr_AverageAnnualReturnSinceInception	7.98%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Class B | A T B C | Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.33%
Past 5 years	rr_AverageAnnualReturnYear05	4.25%
Life of class	rr_AverageAnnualReturnSinceInception	8.05%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Class C | A T B C | Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	24.29%
Past 5 years	rr_AverageAnnualReturnYear05	4.59%
Life of class	rr_AverageAnnualReturnSinceInception	8.05%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Class A | A T B C | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	19.01%
Past 5 years	rr_AverageAnnualReturnYear05	3.73%
Life of class	rr_AverageAnnualReturnSinceInception	7.43%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Class A | A T B C | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.38%
Past 5 years	rr_AverageAnnualReturnYear05	3.36%
Life of class	rr_AverageAnnualReturnSinceInception	6.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
A T B C | Fidelity Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	29.09%
Past 5 years	rr_AverageAnnualReturnYear05	5.30%
Life of class	rr_AverageAnnualReturnSinceInception	6.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
A T B C | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Advisor® Small Cap Value Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	25.25%	June 30, 2009
Lowest Quarter Return	-22.34%	December 31, 2008
Year-to-Date Return	2.45%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Fidelity Small Cap Value Fund - Class A | A T B C | Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual operating expenses	rr_ExpensesOverAssets	1.44%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	713
3 years	rr_ExpenseExampleYear03	1,004
5 years	rr_ExpenseExampleYear05	1,317
10 years	rr_ExpenseExampleYear10	2,200
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	713
3 years	rr_ExpenseExampleNoRedemptionYear03	1,004
5 years	rr_ExpenseExampleNoRedemptionYear05	1,317
10 years	rr_ExpenseExampleNoRedemptionYear10	2,200
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	17.21%
2006	rr_AnnualReturn2006	15.33%
2007	rr_AnnualReturn2007	0.78%
2008	rr_AnnualReturn2008	(30.52%)
2009	rr_AnnualReturn2009	36.46%
2010	rr_AnnualReturn2010	24.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Fidelity Small Cap Value Fund - Class T | A T B C | Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.70%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	517
3 years	rr_ExpenseExampleYear03	867
5 years	rr_ExpenseExampleYear05	1,241
10 years	rr_ExpenseExampleYear10	2,288
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	517
3 years	rr_ExpenseExampleNoRedemptionYear03	867
5 years	rr_ExpenseExampleNoRedemptionYear05	1,241
10 years	rr_ExpenseExampleNoRedemptionYear10	2,288
Fidelity Small Cap Value Fund - Class B | A T B C | Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	2.20%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	723
3 years	rr_ExpenseExampleYear03	988
5 years	rr_ExpenseExampleYear05	1,380
10 years	rr_ExpenseExampleYear10	2,252
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	688
5 years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 years	rr_ExpenseExampleNoRedemptionYear10	2,252
Fidelity Small Cap Value Fund - Class C | A T B C | Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual operating expenses	rr_ExpensesOverAssets	2.18%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	321
3 years	rr_ExpenseExampleYear03	682
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,513
Fidelity Small Cap Value Fund - Class A | A T B C | Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	17.59%
Past 5 years	rr_AverageAnnualReturnYear05	5.32%
Life of class	rr_AverageAnnualReturnSinceInception	8.94%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Value Fund - Class T | A T B C | Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.05%
Past 5 years	rr_AverageAnnualReturnYear05	5.57%
Life of class	rr_AverageAnnualReturnSinceInception	9.09%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Value Fund - Class B | A T B C | Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	18.80%
Past 5 years	rr_AverageAnnualReturnYear05	5.45%
Life of class	rr_AverageAnnualReturnSinceInception	9.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Value Fund - Class C | A T B C | Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	22.73%
Past 5 years	rr_AverageAnnualReturnYear05	5.77%
Life of class	rr_AverageAnnualReturnSinceInception	9.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Value Fund - Class A | A T B C | Fidelity Small Cap Value Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	17.35%
Past 5 years	rr_AverageAnnualReturnYear05	4.90%
Life of class	rr_AverageAnnualReturnSinceInception	8.43%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Value Fund - Class A | A T B C | Fidelity Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	11.72%
Past 5 years	rr_AverageAnnualReturnYear05	4.48%
Life of class	rr_AverageAnnualReturnSinceInception	7.62%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
A T B C | Fidelity Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.50%
Past 5 years	rr_AverageAnnualReturnYear05	3.52%
Life of class	rr_AverageAnnualReturnSinceInception	5.14%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
A T B C | Fidelity International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity Advisor® International Real Estate Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	35.25%	June 30, 2009
Lowest Quarter Return	-24.43%	December 31, 2008
Year-to-Date Return	-0.64%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Fidelity International Real Estate Fund | Fidelity International Real Estate Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	998
5 years	rr_ExpenseExampleYear05	1,307
10 years	rr_ExpenseExampleYear10	2,179
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	711
3 years	rr_ExpenseExampleNoRedemptionYear03	998
5 years	rr_ExpenseExampleNoRedemptionYear05	1,307
10 years	rr_ExpenseExampleNoRedemptionYear10	2,179
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(50.71%)
2009	rr_AnnualReturn2009	35.60%
2010	rr_AnnualReturn2010	14.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.64%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
A T B C | Fidelity International Real Estate Fund | Fidelity International Real Estate Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	516
3 years	rr_ExpenseExampleYear03	864
5 years	rr_ExpenseExampleYear05	1,236
10 years	rr_ExpenseExampleYear10	2,278
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	516
3 years	rr_ExpenseExampleNoRedemptionYear03	864
5 years	rr_ExpenseExampleNoRedemptionYear05	1,236
10 years	rr_ExpenseExampleNoRedemptionYear10	2,278
A T B C | Fidelity International Real Estate Fund | Fidelity International Real Estate Fund - Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	2.17%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	979
5 years	rr_ExpenseExampleYear05	1,364
10 years	rr_ExpenseExampleYear10	2,224
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	679
5 years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 years	rr_ExpenseExampleNoRedemptionYear10	2,224
A T B C | Fidelity International Real Estate Fund | Fidelity International Real Estate Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	2.17%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	320
3 years	rr_ExpenseExampleYear03	679
5 years	rr_ExpenseExampleYear05	1,164
10 years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	679
5 years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 years	rr_ExpenseExampleNoRedemptionYear10	2,503
A T B C | Fidelity International Real Estate Fund | Return Before Taxes | Fidelity International Real Estate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.68%
Life of class	rr_AverageAnnualReturnSinceInception	(11.78%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | Return Before Taxes | Fidelity International Real Estate Fund - Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	10.02%
Life of class	rr_AverageAnnualReturnSinceInception	(11.44%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | Return Before Taxes | Fidelity International Real Estate Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	8.47%
Life of class	rr_AverageAnnualReturnSinceInception	(11.63%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | Return Before Taxes | Fidelity International Real Estate Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	12.37%
Life of class	rr_AverageAnnualReturnSinceInception	(11.05%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | Return After Taxes on Distributions | Fidelity International Real Estate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.55%
Life of class	rr_AverageAnnualReturnSinceInception	(13.30%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity International Real Estate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	5.32%
Life of class	rr_AverageAnnualReturnSinceInception	(10.37%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® (Europe, Australasia, Far East) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of class	rr_AverageAnnualReturnSinceInception	(4.28%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T B C | Fidelity International Real Estate Fund | FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE® EPRASM/NAREIT® Developed ex North America Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	14.83%
Life of class	rr_AverageAnnualReturnSinceInception	(8.68%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
A T C | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks higher than average income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund also seeks capital growth.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years	[12]
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	5.07%
2006	rr_AnnualReturn2006	11.72%
2007	rr_AnnualReturn2007	(6.45%)
2008	rr_AnnualReturn2008	(31.02%)
2009	rr_AnnualReturn2009	46.82%
2010	rr_AnnualReturn2010	18.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Real Estate Income Fund:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T C | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	511
3 years	rr_ExpenseExampleYear03	745
5 years	rr_ExpenseExampleYear05	997
10 years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	511
3 years	rr_ExpenseExampleNoRedemptionYear03	745
5 years	rr_ExpenseExampleNoRedemptionYear05	997
10 years	rr_ExpenseExampleNoRedemptionYear10	1,720
Performance	fsf754510_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.
A T C | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	513
3 years	rr_ExpenseExampleYear03	754
5 years	rr_ExpenseExampleYear05	1,013
10 years	rr_ExpenseExampleYear10	1,753
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	513
3 years	rr_ExpenseExampleNoRedemptionYear03	754
5 years	rr_ExpenseExampleNoRedemptionYear05	1,013
10 years	rr_ExpenseExampleNoRedemptionYear10	1,753
Performance	fsf754510_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.
A T C | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual operating expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	292
3 years	rr_ExpenseExampleYear03	594
5 years	rr_ExpenseExampleYear05	1,021
10 years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 years	rr_ExpenseExampleNoRedemptionYear10	2,212
Performance	fsf754510_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.
A T C | Fidelity Real Estate Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	18.81%	[12]
Past 5 years	rr_AverageAnnualReturnYear05	4.69%	[12]
Life of class	rr_AverageAnnualReturnSinceInception	7.25%	[12],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
A T C | Fidelity Real Estate Income Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	17.50%	[12]
Past 5 years	rr_AverageAnnualReturnYear05	3.59%	[12]
Life of class	rr_AverageAnnualReturnSinceInception	6.04%	[12],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
A T C | Fidelity Real Estate Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.91%	[12]
Past 5 years	rr_AverageAnnualReturnYear05	3.80%	[12]
Life of class	rr_AverageAnnualReturnSinceInception	5.98%	[12],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
A T C | Fidelity Real Estate Income Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Life of class	rr_AverageAnnualReturnSinceInception	7.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
A T C | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Real Estate Income Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	19.69%
Past 5 years	rr_AverageAnnualReturnYear05	7.31%
Life of class	rr_AverageAnnualReturnSinceInception	8.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks higher than average income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund also seeks capital growth.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years	[13]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Real Estate Income Fund:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Institutional Class has higher expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Performance	fsf754510_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	5.07%
2006	rr_AnnualReturn2006	11.72%
2007	rr_AnnualReturn2007	(6.45%)
2008	rr_AnnualReturn2008	(31.02%)
2009	rr_AnnualReturn2009	46.82%
2010	rr_AnnualReturn2010	18.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Real Estate Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	18.81%	[13]
Past 5 years	rr_AverageAnnualReturnYear05	4.69%	[13]
Life of class	rr_AverageAnnualReturnSinceInception	7.25%	[13],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Real Estate Income Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	17.50%	[13]
Past 5 years	rr_AverageAnnualReturnYear05	3.59%	[13]
Life of class	rr_AverageAnnualReturnSinceInception	6.04%	[13],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Real Estate Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	12.91%	[13]
Past 5 years	rr_AverageAnnualReturnYear05	3.80%	[13]
Life of class	rr_AverageAnnualReturnSinceInception	5.98%	[13],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Real Estate Income Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Life of class	rr_AverageAnnualReturnSinceInception	7.23%	[13],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Real Estate Income Composite Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	19.69%
Past 5 years	rr_AverageAnnualReturnYear05	7.31%
Life of class	rr_AverageAnnualReturnSinceInception	8.54%	[13],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2003
Inst | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Advisor® Small Cap Growth Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.92%	June 30, 2009
Lowest Quarter Return	-27.62%	December 31, 2008
Year-to-Date Return	8.91%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Fidelity Small Cap Growth Fund - Institutional Class | Inst | Fidelity Small Cap Growth Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	14.26%
2006	rr_AnnualReturn2006	13.26%
2007	rr_AnnualReturn2007	16.86%
2008	rr_AnnualReturn2008	(44.87%)
2009	rr_AnnualReturn2009	42.99%
2010	rr_AnnualReturn2010	26.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Fidelity Small Cap Growth Fund - Institutional Class | Inst | Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	26.59%
Past 5 years	rr_AverageAnnualReturnYear05	5.73%
Life of class	rr_AverageAnnualReturnSinceInception	9.21%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Institutional Class | Inst | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	26.56%
Past 5 years	rr_AverageAnnualReturnYear05	5.29%
Life of class	rr_AverageAnnualReturnSinceInception	8.77%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Fidelity Small Cap Growth Fund - Institutional Class | Inst | Fidelity Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	17.33%
Past 5 years	rr_AverageAnnualReturnYear05	4.73%
Life of class	rr_AverageAnnualReturnSinceInception	7.84%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	29.09%
Past 5 years	rr_AverageAnnualReturnYear05	5.30%
Life of class	rr_AverageAnnualReturnSinceInception	6.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Small Cap Value Fund/Fidelity Advisor® Small Cap Value Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.40%	June 30, 2009
Lowest Quarter Return	-22.22%	December 31, 2008
Year-to-Date Return	2.62%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Inst | Fidelity Small Cap Value Fund - Institutional Class | Fidelity Small Cap Value Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	17.52%
2006	rr_AnnualReturn2006	15.69%
2007	rr_AnnualReturn2007	1.10%
2008	rr_AnnualReturn2008	(30.19%)
2009	rr_AnnualReturn2009	36.69%
2010	rr_AnnualReturn2010	25.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity Small Cap Value Fund - Institutional Class | Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	25.15%
Past 5 years	rr_AverageAnnualReturnYear05	6.91%
Life of class	rr_AverageAnnualReturnSinceInception	10.33%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity Small Cap Value Fund - Institutional Class | Fidelity Small Cap Value Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	24.84%
Past 5 years	rr_AverageAnnualReturnYear05	6.45%
Life of class	rr_AverageAnnualReturnSinceInception	9.78%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity Small Cap Value Fund - Institutional Class | Fidelity Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	16.71%
Past 5 years	rr_AverageAnnualReturnYear05	5.85%
Life of class	rr_AverageAnnualReturnSinceInception	8.85%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.50%
Past 5 years	rr_AverageAnnualReturnYear05	3.52%
Life of class	rr_AverageAnnualReturnSinceInception	5.14%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2004
Inst | Fidelity International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity Advisor® International Real Estate Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.24%	June 30, 2009
Lowest Quarter Return	-24.37%	December 31, 2008
Year-to-Date Return	-0.53%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inst | Fidelity International Real Estate Fund | Fidelity International Real Estate Fund - Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	644
10 years	rr_ExpenseExampleYear10	1,420
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(50.60%)
2009	rr_AnnualReturn2009	35.93%
2010	rr_AnnualReturn2010	14.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.53%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Inst | Fidelity International Real Estate Fund | Return Before Taxes | Fidelity International Real Estate Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	14.56%
Life of class	rr_AverageAnnualReturnSinceInception	(10.14%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
Inst | Fidelity International Real Estate Fund | Return After Taxes on Distributions | Fidelity International Real Estate Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.22%
Life of class	rr_AverageAnnualReturnSinceInception	(11.72%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
Inst | Fidelity International Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity International Real Estate Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.81%
Life of class	rr_AverageAnnualReturnSinceInception	(9.09%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
Inst | Fidelity International Real Estate Fund | MSCI�� EAFE�� (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® (Europe, Australasia, Far East) Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Past 1 year	rr_AverageAnnualReturnYear01	7.88%
Life of class	rr_AverageAnnualReturnSinceInception	(4.28%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
Inst | Fidelity International Real Estate Fund | FTSE�� EPRA���/NAREIT�� Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE® EPRASM/NAREIT® Developed ex North America Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	14.83%
Life of class	rr_AverageAnnualReturnSinceInception	(8.68%)	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
K | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/K
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks growth of capital over the long term.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least  $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.55%	September 30, 2009
Lowest Quarter Return	-12.28%	June 30, 2010
Year-to-Date Return	6.40%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2010
K | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund - Class K
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	45.31%
2010	rr_AnnualReturn2010	19.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	19.80%
Life of class	rr_AverageAnnualReturnSinceInception	4.65%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Blue Chip Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	16.71%
Life of class	rr_AverageAnnualReturnSinceInception	1.18%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Dividend Growth Fund/K
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Normally investing primarily in companies that pay dividends or that Fidelity Management & Research Company (FMR) believes have the potential to pay dividends in the future.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	28.17%	June 30, 2009
Lowest Quarter Return	-12.67%	June 30, 2010
Year-to-Date Return	4.22%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2010
K | Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund - Class K
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	51.32%
2010	rr_AnnualReturn2010	21.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	21.43%
Life of class	rr_AverageAnnualReturnSinceInception	4.13%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Dividend Growth Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(1.43%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Growth & Income Portfolio/K
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.60%	June 30, 2009
Lowest Quarter Return	-12.93%	June 30, 2010
Year-to-Date Return	4.51%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2010
K | Fidelity Growth & Income Portfolio | Fidelity Growth & Income Portfolio - Class K
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	55
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	23.37%
2010	rr_AnnualReturn2010	14.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	14.82%
Life of class	rr_AverageAnnualReturnSinceInception	(10.40%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Growth & Income Portfolio | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(1.43%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Leveraged Company Stock Fund/K
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.22%	June 30, 2009
Lowest Quarter Return	-12.06%	March 31, 2009
Year-to-Date Return	5.91%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2010
K | Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund - Class K
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	59.89%
2010	rr_AnnualReturn2010	24.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	24.76%
Life of class	rr_AverageAnnualReturnSinceInception	(5.50%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Leveraged Company Stock Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	15.06%
Life of class	rr_AverageAnnualReturnSinceInception	(1.43%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity Leveraged Company Stock Fund | Credit Suisse Leveraged Equity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Equity Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	24.85%
Life of class	rr_AverageAnnualReturnSinceInception	(5.12%)	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity OTC Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® OTC Portfolio/K
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Fee Table	fsf754510_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fsf754510_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 158% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets.
  Investing more than 25% of total assets in the technology sector.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing more than 25% of total assets in the technology sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fsf754510_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.55%	June 30, 2009
Lowest Quarter Return	-12.51%	June 30, 2010
Year-to-Date Return	8.82%	June 30, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2010
K | Fidelity OTC Portfolio | Fidelity OTC Portfolio - Class K
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	62.60%
2010	rr_AnnualReturn2010	20.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	20.34%
Life of class	rr_AverageAnnualReturnSinceInception	5.60%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008
K | Fidelity OTC Portfolio | Nasdaq Composite�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Nasdaq Composite® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	18.15%
Life of class	rr_AverageAnnualReturnSinceInception	4.18%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2008

[1]	(fluctuates based on the fund's performance relative to a securities market index)
[2]	From June 17, 2003.
[3]	From February 4, 2003.
[4]	From March 22, 2007.
[5]	From November 3, 2004.
[6]	From September 8, 2004.
[7]	From June 26, 2009.
[8]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[9]	Declines over 6 years from 5.00% to 0%.
[10]	On Class C shares redeemed less than one year after purchase.
[11]	From April 4, 2007.
[12]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.
[13]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Institutional Class has higher expenses.
[14]	From May 9, 2008.